                                                                 (SELIGMAN LOGO)

       SUPPLEMENT DATED JUNE 30, 2009 TO THE PROSPECTUS DATED MAY 1, 2009

                                       OF

                     SELIGMAN ASSET ALLOCATION SERIES, INC.,

          ON BEHALF OF ITS SELIGMAN ASSET ALLOCATION AGGRESSIVE GROWTH

                 FUND, SELIGMAN ASSET ALLOCATION GROWTH FUND AND

                 SELIGMAN ASSET ALLOCATION MODERATE GROWTH FUND

                            (EACH, A "SELLING FUND")

At an adjourned Special Meeting of Shareholders held on June 29, 2009, shareholders who owned shares of each Selling Fund on April 3, 2009 approved the merger of that Selling Fund into its respective Buying Fund listed in the table below (each, a "Buying Fund").

                                                 TO BE MERGED INTO THE BUYING
SELLING FUND:                                    FUND NAMED BELOW:
SELIGMAN ASSET ALLOCATION                        RIVERSOURCE PORTFOLIO BUILDER
AGGRESSIVE GROWTH FUND                           TOTAL EQUITY FUND, a fund that seeks to
                                                 provide the highest level of total return that is
                                                 consistent with a very aggressive level of risk.
SELIGMAN ASSET ALLOCATION                        RIVERSOURCE PORTFOLIO BUILDER
GROWTH FUND                                      TOTAL EQUITY FUND, a fund that seeks to
                                                 provide the highest level of total return that is
                                                 consistent with a very aggressive level of risk.
SELIGMAN ASSET ALLOCATION MODERATE               RIVERSOURCE PORTFOLIO BUILDER
GROWTH FUND                                      AGGRESSIVE FUND, a fund that seeks to
                                                 provide the highest level of total return that is
                                                 consistent with an aggressive level of risk.


It is anticipated that these mergers will occur in the third quarter of 2009.

For more information on the Buying Fund, please call 1-800-221-2450 for a prospectus.


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SL-9960-1 A (6/09)